Guarantee Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Guarantee Liabilities [Line Items]
Outstanding loans subject to guarantee	¥ 10,940.6	¥ 6,828.3